Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	SUNAMERICA EQUITY FUNDS
Entity Central Index Key	0000799084
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
AIG International Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	SIEWX
AIG International Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	SIETX
AIG International Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	SIEAX
AIG Japan Fund | Class W
Prospectus:
Trading Symbol	SAJWX
AIG Japan Fund | Class C
Prospectus:
Trading Symbol	SAJCX
AIG Japan Fund | Class A
Prospectus:
Trading Symbol	SAESX